CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($) $ / shares shares
Nominal value (in pesos per share) | $ / shares	$ 1
Treasury shares (in shares) | shares	15,221,373
Dividends | $	$ 44,340 [1]
Treasury shares, Capital nominal value
Treasury shares (in shares) | shares	15,221,373
Treasury shares acquisition cost | $	$ 1
Percentage of treasury shares to total capital	0.70%

[1]	As approved by the Company’s Board of Directors on January 31, 2018.Total dividends distributed were equivalent to $20.58 pesos per share.